CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (117,640)	$ (845,441)	$ (1,308,277)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	113	4,846	7,025
Stock issued for service	0	14,680	0
Amortization of debt discount	0	421,169	186,280
Changes in assets and liabilities:
Deposit	551	(14,321)	8,750
Prepayment	1,324	17,019	9,129
Accounts payable	2,625	31,001	69,901
Accrued liabilities and other payables	30,463	132,932	399,902
Due to related parties	76,703	0	120,000
NET CASH USED IN OPERATING ACTIVITIES	(5,861)	(238,115)	(507,290)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock	0	150,010	50,400
Proceeds from note payables	0	288,976	149,707
Proceeds from note payables - Related Parties	0	35,000	101,126
Repayments to related parties	0	(40,825)	(227,867)
Proceeds from related parties	0	0	407,984
Dissolution of subsidiaries	0	(185,822)
NET CASH PROVIDED BY FINANCING ACTIVITIES	0	247,339	481,350
Effect of exchange rate changes on cash and cash equivalents	(20)	(11,264)	(11,896)
NET DECREASE IN CASH	(5,881)	(2,040)	(37,836)
Cash and cash equivalents at beginning of year	6,426	8,466	46,302
Cash and cash equivalents at end of year	545	6,426	8,466
NON-CASH INVESTING AND FINANCING TRANSACTIONS
Expenses paid by related parties	0	18,626	30,571
Services provided by related parties	0	66,000	0
Discount due to debt issued with warrants	0	159,237	138,631
Issuance of stock for loans and salary	0	4,109,355	0
Forgiveness of liability	0	382,080	0
SUPPLEMENTARY DISCLOSURE:
Income tax paid	0	0	0
Interest paid	$ 0	$ 0	$ 0